                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-02258
                                                      ---------

                           Eaton Vance Series Trust II
                           ---------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORT TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

                                                               [graphic omitted]

Annual Report June 30, 2004

                                   EATON VANCE
                                   TAX-MANAGED
                                    EMERGING
                                     MARKETS
                                      FUND

[graphic omitted]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.
                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information. For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

--------------------------------------------------------------------------------
From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

LETTER TO SHAREHOLDERS

[Photo of Michael W. Weilheimer President]

We are pleased to welcome shareholders of Eaton Vance Tax-Managed Emerging Markets Fund with this annual shareholder report. The Fund's Institutional (Class I) shares had a total return of 38.49% during the year ended June 30, 2004.(1) That return was the result of an increase in net asset value (NAV) per share to $17.34 on June 30, 2004 from $13.09 on June 30, 2003. Additional information about the Fund's performance (including after-tax performance) appears on page 6.

By comparison, the S&P/International Finance Corp. Investable Emerging Market Index - an unmanaged index of common stocks traded in the emerging markets and available to foreign investors - had a total return of 35.12% for the same period.(2)

THE GLOBAL ECONOMIC RECOVERY PROVIDED A LIFT TO THE EMERGING MARKETS DURING THE FISCAL YEAR...

With the global economy gaining renewed momentum in late 2003 and early 2004, many emerging markets turned in robust performances. The rally was sparked by an uptrend in worldwide industrial activity and a rise in capital spending. This trend notably benefited exporters of machinery and technology-related products. The continued economic surge in China and India was an especially strong catalyst for growth in Asia. Meanwhile, oil exporting nations benefited from the dramatic rise in oil prices.

While the economic tide appeared to have turned positive, geopolitical trends remained a concern to emerging market investors. The conflict in Iraq, the ongoing threat of terrorism and concerns over corporate property rights in Russia tempered investors' enthusiasm, as the fiscal year drew to a close. Investors also watched for rising interest rates, which could impact the availability of capital, the lifeblood of economic expansion.

DIVERSIFICATION AMONG EMERGING MARKETS IN A TAX-MANAGED APPROACH...

The past year has demonstrated the compelling opportunities that can be found in the emerging markets. But as impressive as the year's returns have been, the impact of taxes on one's investment remains an important consideration. A fund's tax-management can be a critical determinant to its long-term investment success.

History has shown that a disciplined investment process and a focus on after-tax returns has been a time-tested investment approach. In the following pages, portfolio manager Cliff Quisenberry of Parametric Portfolio Associates discusses the Fund's approach and its activities over the past year.

Sincerely,

/s/ Michael W. Weilheimer

Michael W. Weilheimer
President
August 11, 2004

----------------------------------------------------
Ten Largest Holdings(3)
----------------------------------------------------
OAO Gazprom                                     1.7%
Samsung Electronics Co. Ltd.                    1.7
Philippine Long Distance Telephone Co.          1.5
Cemex SA de CV                                  1.4
OTP Bank Rt.                                    1.4
China Petroleum & Chemical Corp.                1.3
India Fund, Inc.                                1.3
Taiwan Fund, Inc.                               1.2
Vietnam Enterprise Investments Ltd.             1.2
Saudi Arabia Investment Fund, Ltd.              1.2

(1) The Fund has no sales charge. This return does not include the 1% fee Class I shares are subject to when they are purchased, exchanged or redeemed. Performance prior to February 6, 2004 is that of the Fund's predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

(2) It is not possible to invest directly in an Index.

(3) Ten Largest Holdings represent 13.9% of the Fund's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent monthend, please refer to www.eatonvance.com.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

MANAGEMENT  DISCUSSION

[Photo of Cliff Quisenberry Portfolio Manager]

An interview with Cliff Quisenberry, Director of Research and Product Development, Parametric Portfolio Associates and Portfolio Manager of Tax-Managed Emerging Markets Fund.

Q: Cliff, how would you characterize the investment climate for the emerging markets in recent months?

A: Recent months have seen the apparent culmination of a rally phase in the emerging markets, a rally that began in April 2003 and ended in April 2004. Since then, we've seen the beginning of a new phase in the cycle, in which returns have been more modest, as emerging markets face the challenges of risinginterest rates, rising oil prices and renewed fears of world instability. While the recovery in world economic growth has benefited the emerging markets and long-term prospects remain sound, these markets are keenly sensitive to a rise in the cost of capital. In addition, there is the risk that rising oil prices may threaten the recovery we have seen in the developed economies and thus impact emerging economies via exports.

Q:  How were the Fund's investments weighted among the emerging markets?

A: The Fund utilizes a disciplined structure with regard to country weighting and sector weighting within countries. The Fund's regional weightings at June 30, 2004 as a percentage of net assets were Asia, at 29.6%; Latin America, at 21.1%; Europe, at 19.9%; and Middle East/Africa, at 18.2%.(2)

    The Fund's largest country weightings were South Africa, Mexico, Brazil, South Korea, and Russia. From an industry perspective, we maintained an exposure across a broad range of major economic sectors, with an emphasis on industrial companies, consumer-related companies, financial services providers and energy companies.

Q:  How would you evaluate the Fund's performance during the year?

A: The Fund has performed well, generally in line with expectations at this phase of the cycle. In the year ended June 30, 2004, the Fund had a total return of 38.49%,(1) outperforming its benchmark, the S&P/International Finance Corp. Investable Emerging Market Index, which returned 35.12%. The Fund also outperformed the Morgan Stanley Capital International Emerging Markets Free Index, a major emerging markets index, which returned 33.14%.*

Five Largest Country Weightings(2)
----------------------------------
As a percentage of net assets

South Africa                7.9%
Mexico                      6.7%
Brazil                      6.6%
South Korea                 6.4%
Russia                      5.5%

(1) Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(2) Based on common and preferred stock holdings. Because the Fund is actively managed, country and regional weightings are subject to change.

* It is not possible to invest directly in an Index.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

MANAGEMENT DISCUSSION CONT'D

The Fund's outperformance relative to its benchmark was especially noteworthy in the closing months of the fiscal year, as the emerging market rally began to flag. This was not surprising, given the Fund's more diverse approach to country allocation. This country structure emphasizes smaller markets that have tended to lag their larger counterparts in the beginning phase of a rally, but which have often outperformed as the rally loses its momentum, as it has in recent months.

Q:  What countries were particularly additive to performance during the period?

A: During the year ending June 30, 2004, the Fund outperformed its benchmark by 337 basis points (3.37%).* The Fund's overweights relative to the benchmark in the Eastern European countries, such as Hungary, Poland and Czech Republic, contributed to this outperformance. Those markets were some of the best performers among all emerging markets in the period, as they benefited from their entrance into the European Union in May 2004. In addition, the Fund benefited from its exposure to the Middle Eastern/African countries of Egypt, Ghana and Botswana, which outperformed the overall emerging markets benchmark in that period.

Q:  Were there any countries that did not perform quite as well for the Fund?

A: Yes. The Fund's relative returns were hampered by its exposure to Argentina, Malaysia, Indonesia and the Philippines. While all of these countries posted positive returns, they underperformed the emerging markets as a whole.

Q: You indicated that the Fund's exposure to smaller country markets resisted the emerging market correction later in the period. Could you expand on that thought?

A: Yes. In periods of weakness, the Fund's broader, more balanced structure has often provided relative stability when compared to its capitalization-weighted benchmark, which is more heavily concentrated in a handful of larger emerging market countries. These larger markets have tended to correlate more to developed markets like the U.S. and have followed them as they hit the downward cycle of a rally. On the other hand, the Fund emphasizes smaller emerging countries, which historically have not only been less correlated to major developed markets, but have also tended to move more independently than their larger counterparts. This can provide additional diversification that can help dampen volatility in a down market.

    Emerging markets have had an impressive run in the four quarters leading up to the second quarter of 2004, and thus, we expected such weakness in this quarter.

Q: Your primary focus at Parametric is managing investments with tax considerations in mind. Could you discuss that issue?

A: Tax management is an important and explicit part of the investment process in this Fund. We utilize tax lot accounting in the Fund to try to minimize gains or maximize losses when selling positions driven by our investment process or to fund withdrawals.

*   It is not possible to invest directly in an Index.

--------------------------------------------------------------------------------
The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Parametric Portfolio Associates disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Eaton Vance fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
--------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

MANAGEMENT DISCUSSION CONT'D

In addition, we often identify and sell security lots with unrealized losses in order to "harvest" realized losses, while making offsetting purchases in other securities to maintain exposure to a country or sector. This type of tax management has allowed the Fund to avoid distributing realized capital gains historically and has provided a loss carryforward that can help reduce future realized gains that might otherwise be distributed.

--------------------------------------------------------------------------------

Comparison of Change in Value of a $250,000 Investment in Eaton Vance Tax-Managed Emerging Markets Fund Class I vs. the Standard &
Poor's/International Finance Corp. Investable Emerging Market Index*

June 30, 1998 - June 30, 2004

                       Eaton Vance          S&P/International
                       Tax-Managed             Finance Corp.
                  Emerging Markets Fund     Investable Emerging
      Date               Class I               Market Index
--------------------------------------------------------------------
       6/30/1998         250,000                250,000
       7/31/1998         252,450                259,969
       8/31/1998         189,842                186,885
       9/30/1998         196,525                195,879
      10/31/1998         217,062                218,375
      11/30/1998         236,120                234,800
      12/31/1998         234,231                231,297
       1/31/1999         229,499                225,951
       2/28/1999         231,748                229,975
       3/31/1999         248,689                256,553
       4/30/1999         289,798                291,536
       5/31/1999         299,274                286,325
       6/30/1999         330,159                317,545
       7/31/1999         332,140                312,932
       8/31/1999         332,140                316,310
       9/30/1999         326,660                307,499
      10/31/1999         332,376                312,729
      11/30/1999         354,546                340,842
      12/31/1999         404,253                386,528
       1/31/2000         405,749                387,078
       2/29/2000         415,040                386,701
       3/31/2000         406,740                392,357
       4/30/2000         369,075                351,766
       5/31/2000         349,256                341,971
       6/30/2000         355,019                351,650
       7/31/2000         341,209                334,742
       8/31/2000         346,497                336,007
       9/30/2000         317,114                305,954
      10/31/2000         295,519                281,181
      11/30/2000         274,182                256,340
      12/31/2000         286,438                263,762
       1/31/2001         316,600                297,636
       2/28/2001         292,887                274,706
       3/31/2001         271,243                251,042
       4/30/2001         282,852                265,904
       5/31/2001         296,514                273,953
       6/30/2001         291,087                268,992
       7/31/2001         278,192                250,608
       8/31/2001         281,530                247,201
       9/30/2001         242,848                208,879
      10/31/2001         251,615                221,830
      11/30/2001         272,247                247,819
      12/31/2001         286,105                268,433
       1/31/2002         302,670                278,016
       2/28/2002         297,949                283,382
       3/31/2002         312,399                303,127
       4/30/2002         318,710                305,935
       5/31/2002         317,403                300,926
       6/30/2002         295,343                279,213
       7/31/2002         277,209                261,533
       8/31/2002         281,950                264,930
       9/30/2002         260,127                235,495
      10/31/2002         273,523                250,618
      11/30/2002         291,138                268,008
      12/31/2002         290,265                257,865
       1/31/2003         292,384                258,097
       2/28/2003         288,407                250,454
       3/31/2003         283,620                241,257
       4/30/2003         311,783                265,885
       5/31/2003         333,826                284,385
       6/30/2003         347,647                301,988
       7/31/2003         362,004                318,220
       8/31/2003         381,915                341,179
       9/30/2003         393,601                344,904
      10/31/2003         424,932                372,920
      11/30/2003         432,921                377,707
      12/31/2003         472,446                405,250
       1/31/2004         482,368                419,099
       2/29/2004         503,978                439,297
       3/31/2004         513,150                447,491
       4/30/2004         480,360                413,656
       5/31/2004         477,045                408,029
       6/30/2004         481,482                408,049
                         477,188
Performance**
--------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------
One year                                                38.49%
Five years                                               7.84
Life of Fund (6/30/98)                                  11.73

SEC Average Annual Total Returns
--------------------------------------------------------------
One year                                                35.80%
Five years                                               7.43
Life of Fund (6/30/98)                                  11.38

* Source: Thomson Financial; Bloomberg. Investment operations commenced 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The performance chart above compares the Fund's total return with that of a broadbased securities market index. The lines on the chart represent the total returns of $250,000 hypothetical investments in the Fund and the S&P/International Finance Corp. Investable Emerging Market Index - a broad-based index of common stocks traded in the emerging markets and available to foreign investors. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Class I/Institutional shares are subject to a 1% fee when they are purchased, exchanged or redeemed. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** SEC returns reflect the 1% purchase and 1% redemption fee for Class I shares. Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

PERFORMANCE

After-Tax Performance
as of June 30, 2004

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


Average Annual Total Returns
(For the periods ended June 30, 2004)

Returns at Net Asset Value (NAV) (Class I)
--------------------------------------------------------------------------------
                                          One Year    Five Years   Life of Fund*
Return Before Taxes                        38.49%        7.84%        11.73%
Return After Taxes on Distributions        36.38%        6.97%        10.93%
Return After Taxes on Distributions        24.95%        6.20%         9.76%
and Sale of Fund Shares

Returns Reflecting the Purchase and Redemption Fees (Class I)
--------------------------------------------------------------------------------
                                          One Year    Five Years   Life of Fund*
Return Before Taxes                        35.80%        7.43%        11.38%
Return After Taxes on Distributions        33.70%        6.56%        10.57%
Return After Taxes on Distributions        23.19%        5.84%         9.44%
 and Sale of Fund Shares

* Class I commenced operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

PORTFOLIO OF INVESTMENTS

Long-Term Investments

Common Stocks -- 85.0%

Security                                                               Shares           Value
------------------------------------------------------------------------------------------------

Argentina -- 1.9%
------------------------------------------------------------------------------------------------
BBVA Banco Frances SA (a)                                               67,312      $    116,026
Grupo Financiero Galicia SA (Class "B" Shares) (a)                     263,448           144,245
IRSA Inversiones y Representaciones SA (a)                             119,544            88,484
Ledesma SAAI                                                           259,501           153,486
Molinos Rio de la Plata SA (a)                                          92,923           112,748
Petrobras Energia Participaciones SA (a)                               134,218           133,367
Quilmes Industrial SA (ADR)                                             14,706           247,502
Renault Argentina SA (a)                                               771,757           114,769
Siderar SAIC                                                            75,100           319,817
Telecom Argentina SA (a)                                               229,824           417,120
Tenaris SA                                                             287,701           952,926
Transportadora de Gas del Sur SA (a)                                   252,923           202,595
------------------------------------------------------------------------------------------------
                                                                                    $  3,003,085
------------------------------------------------------------------------------------------------

Botswana -- 1.0%
------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                 284,600      $    759,626
Sefalana Holding Co.                                                    99,100           143,986
Standard Chartered Bank of Botswana                                    488,210           735,610
------------------------------------------------------------------------------------------------
                                                                                    $  1,639,222
------------------------------------------------------------------------------------------------

Brazil -- 2.9%
------------------------------------------------------------------------------------------------
Brasil Telecom SA                                                   33,349,635      $    122,221
Cia Brasileira de Distribuicao Grupo Pao de Acucar                   7,178,255           121,778
Cia de Bebidas das Americas (AmBev)                                  1,140,000           441,718
Cia Vale do Rio Doce (CVRD)                                             22,300         1,047,675
Empresa Brasileira de Aeronautica SA                                    27,000           144,721
Petroleo Brasileiro SA (a)                                              28,700           794,185
Petroleo Brasileiro SA (ADR) (a)                                        46,850         1,180,620
Souza Cruz SA                                                           18,700           178,124
Tele Norte Leste Participacoes SA (ADR)                                 26,608           338,719
Uniao de Bancos Brasileiros SA                                       4,972,367           195,073
------------------------------------------------------------------------------------------------
                                                                                    $  4,564,834
------------------------------------------------------------------------------------------------

Chile -- 3.1%
------------------------------------------------------------------------------------------------
Banco de Chile (ADR)                                                     4,800      $    142,320
Banco Santander Chile SA (ADR)                                          47,622         1,271,507
Cia Cervecerias Unidas SA (ADR)                                         10,300           220,214
Cia de Telecomunicaciones de Chile SA (ADR)                             37,866           461,587
Cristalerias de Chile SA (ADR)                                           8,800           215,765
Distribucion y Servicio D&S SA (ADR)                                    20,800           316,160
Embotelladora Andina SA (ADR) (Series "A")                               6,700            81,137
Embotelladora Andina SA (ADR) (Series "B")                              19,100           215,257
Empresa Nacional de Electricidad SA (ADR)                               41,359           512,438
Enersis SA (ADR) (a)                                                    36,571           217,963
Masisa SA (ADR)                                                         32,100           420,510
Quinenco SA (ADR)                                                       18,500           156,510
Sociedad Quimica y Minera de Chile SA (ADR)                              1,995            79,957
Sociedad Quimica y Minera de Chile SA (ADR) (Series "B")                 8,300           339,470
Vina Concha y Toro SA (ADR)                                              6,200           303,025
------------------------------------------------------------------------------------------------
                                                                                    $  4,953,820
------------------------------------------------------------------------------------------------

China -- 2.5%
------------------------------------------------------------------------------------------------
China Merchants Property Development Co., Ltd.                         392,436        $  295,844
Dazhong Transportation Group Co., Ltd.                                 142,788            86,815
Guangdong Electric Power Development Co., Ltd. (a)                     427,800           276,432
Maanshan Iron & Steel Co., Ltd.                                      2,729,000           883,449
Qingling Motors Co., Ltd.                                            2,206,000           294,141
Shanghai Diesel Engine Co., Ltd.                                       534,000           304,914
Shanghai Jinjiang International Hotels Development Co., Ltd.           574,800           234,518
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.(a)            90                38
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.           587,000           311,697
Sinopec Yizheng Chemical Fibre Co., Ltd.                             3,201,000           566,345
Tsingtao Brewery Co., Ltd.                                             846,000           748,404
------------------------------------------------------------------------------------------------
                                                                                    $  4,002,597
------------------------------------------------------------------------------------------------

Colombia -- 0.4%
------------------------------------------------------------------------------------------------
Bancolombia SA (ADR)                                                    87,900      $    587,172
------------------------------------------------------------------------------------------------
                                                                                    $    587,172
------------------------------------------------------------------------------------------------

Croatia -- 0.6%
------------------------------------------------------------------------------------------------
Pliva DD (GDR)                                                          67,340      $    993,002
------------------------------------------------------------------------------------------------
                                                                                    $    993,002
------------------------------------------------------------------------------------------------

Czech Republic -- 2.1%
------------------------------------------------------------------------------------------------
Cesky Telecom AS (GDR) (a)                                              54,303      $    663,067
CEZ AS                                                                 112,970           794,405
Komercni Banka AS (GDR)                                                 27,154         1,014,946
Philip Morris CR                                                           860           525,871
Unipetrol AS (a)                                                       116,900           332,837
------------------------------------------------------------------------------------------------
                                                                                    $  3,331,126
------------------------------------------------------------------------------------------------

Egypt -- 2.0%
------------------------------------------------------------------------------------------------
Commercial International Bank                                          115,520      $    434,277
Eastern Tobacco                                                         20,000           261,747
Egyptian Electrical Cables Co. (a)                                      55,282            46,084
Egyptian International Pharmaceutical Industrial Co.                    85,020           126,913
Egyptian Media Production City (a)                                     124,472           326,968
Misr International Bank (a)                                             20,570           129,602
MobiNil-Egyptian Company for Mobil Services                             33,178           399,318
Olympic Group Financial Investment Co.                                  33,140           112,109
Orascom Construction Industries (OCI)                                   40,965           608,127
Orascom Telecommunication (a)                                           29,200           538,247
Oriental Weavers Co.                                                    23,880           252,690
------------------------------------------------------------------------------------------------
                                                                                    $  3,236,082
------------------------------------------------------------------------------------------------

Estonia -- 0.7%
------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                  42,400      $  1,063,184
------------------------------------------------------------------------------------------------
                                                                                    $  1,063,184
------------------------------------------------------------------------------------------------

Ghana -- 1.1%
------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                    210,900      $    287,607
Mobil Oil Ghana Ltd. (a)                                                13,789            64,210
SSB Bank Ltd. (a)                                                      185,000           651,269
Standard Chartered Bank of Ghana Ltd.                                   10,200           108,566
Unilever Ghana Ltd.                                                    249,000           621,154
------------------------------------------------------------------------------------------------
                                                                                    $  1,732,806
------------------------------------------------------------------------------------------------

Hong Kong -- 4.4%
------------------------------------------------------------------------------------------------
China Everbright Ltd.                                                1,862,000      $    698,268
China Merchants Holdings International Co. Ltd.                        664,000           893,869
China Mobile Hong Kong Ltd.                                            330,400           999,697
China Petroleum & Chemical Corp.                                     5,774,000         2,109,785
China Resources Enterprise Ltd.                                         40,000            48,463
CNOOC Ltd.                                                           1,332,500           563,764
Lenovo Group Ltd.                                                      558,000           153,812
PetroChina Co. Ltd.                                                  1,672,300           771,851
Shanghai Industrial Holdings Ltd.                                       84,000           154,542
Sinopec-China Petroleum & Chemical Corp.                             1,628,000           542,681
Travelsky Technology Ltd.                                              301,000           196,813
------------------------------------------------------------------------------------------------
                                                                                    $  7,133,545
------------------------------------------------------------------------------------------------

Hungary -- 3.8%
------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt. (a)                                             8,190      $    158,937
Delmagyarorszagi Aramszol Rt.                                            2,700           145,401
Fotex Rt. (a)                                                          143,034            91,600
Gedeon Richter Rt.                                                      11,452         1,150,093
Magyar Tavkozlesi Rt. (ADR)                                             37,300           757,563
MOL Magyar Olaj-es Gazipari Rt.                                         32,405         1,289,947
NABI Bus Industries Rt. (a)                                             19,894            83,004
OTP Bank Rt.                                                           111,320         2,273,718
RABA Rt. (a)                                                            32,410           121,860
------------------------------------------------------------------------------------------------
                                                                                    $  6,072,123
------------------------------------------------------------------------------------------------

India -- 1.0%
------------------------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)                                                    3,402      $     68,040
HDFC Bank Ltd. (ADR)                                                     5,700           153,102
Hindalco Industries Ltd. (GDR) (144A) (a)                               11,041           239,671
ICICI Bank Ltd. (ADR)                                                    5,500            66,550
ITC Ltd. (GDR)                                                          900.00            17,381
Mahanagar Telephone Nigam Ltd. (ADR)                                    23,300           168,925
Ranbaxy Laboratories Ltd. (GDR)                                          2,900            57,362
Reliance Energy Ltd. (GDR) (144A) (a)                                    5,900           215,350
Reliance Industries Ltd. (GDR)                                          15,808           315,370
State Bank of India Ltd. (GDR)                                          11,800           257,240
Tata Motors Ltd. (GDR)                                                  11,700            96,755
------------------------------------------------------------------------------------------------
                                                                                    $  1,655,746
------------------------------------------------------------------------------------------------

Indonesia --  3.4%
------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                 1,717,500      $    228,330
Astra International Tbk PT                                           1,268,000           741,718
Bank Central Asia Tbk PT                                             3,078,000           613,800
Bank Pan Indonesia Tbk PT                                            1,950,272            53,929
Gudang Garam Tbk PT                                                     90,500           131,864
HM Sampoerna Tbk PT                                                  1,719,500           932,672
Indah Kiat Pulp & Paper Corp. Tbk PT (a)                             1,095,000            69,875
Indofood Sukses Makmur Tbk PT                                        2,521,500           187,721
Indonesian Satellite Corp. Tbk PT                                    1,322,500           566,133
Semen Gresik Persero Tbk PT                                            265,500           225,897
Telekomunikasi Indonesia Tbk PT (a)                                  1,716,080         1,350,597
Unilever Indonesia Tbk PT                                              852,700           355,953
------------------------------------------------------------------------------------------------
                                                                                    $  5,458,489
------------------------------------------------------------------------------------------------

Israel -- 2.0%
------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                                      94,366      $    250,958
Bank Leumi Le-Israel                                                   117,024           224,792
Bezeq Israeli Telecommunication Corp. Ltd. (a)                         203,846           206,971
Check Point Software Technologies                                       21,941           592,188
IDB Development Corp. Ltd.                                                 984            24,857
IDB Holding Corp. Ltd.                                                   7,103           141,334
Israel Chemicals Ltd.                                                  116,462           224,566
Koor Industries Ltd. (a)                                                 3,023           140,047
Partner Communications Co., Ltd. (a)                                    11,760            93,197
Teva Pharmaceutical Industries Ltd.                                     40,792         1,383,901
------------------------------------------------------------------------------------------------
                                                                                    $  3,282,811
------------------------------------------------------------------------------------------------

Kenya -- 1.1%
------------------------------------------------------------------------------------------------
Athi River Mining Ltd. (a)                                             561,200      $    134,057
Bamburi Cement Co. Ltd.                                                 53,500            53,615
Barclays Bank of Kenya Ltd.                                             88,132           222,191
East African Breweries Ltd.                                             57,500           322,545
Firestone East Africa Ltd.                                             562,400            71,248
Kenya Airways Ltd.                                                   1,924,100           315,307
Kenya Commercial Bank Ltd.                                              82,940            55,412
Kenya Power & Lighting Ltd. (a)                                        112,650           129,932
Nation Media Group Ltd.                                                 67,255           157,689
NIC Bank Ltd.                                                          147,120            91,336
Standard Chartered Bank Kenya Ltd.                                      68,420           112,122
Uchumi Supermarket Ltd. (a)                                            262,494            57,906
------------------------------------------------------------------------------------------------
                                                                                    $  1,723,360
------------------------------------------------------------------------------------------------

Malaysia -- 3.3%
------------------------------------------------------------------------------------------------
Aokam Perdana Bhd (a)(b)                                                65,899      $         --
British American Tobacco Malaysia Bhd                                   20,700           275,092
Commerce Asset Holdings Bhd                                            125,900           161,019
DRB-Hicom Bhd                                                          174,200            71,972
Gamuda Bhd                                                             119,000           170,671
Genting Bhd                                                             90,100           362,771
Hong Leong Credit Bhd                                                   39,500            42,203
Hong Leong Properties Bhd                                               11,850             1,575
IOI Corp. Bhd                                                          153,000           328,145
IOI Oleochemical Industries Bhd                                          6,375            15,602
Kuala Lumpur Kepong Bhd                                                 44,900            76,212
Leader Universal Holdings Bhd (a)                                      659,000            71,970
Magnum Corp. Bhd                                                       186,380           119,185
Malakoff Bhd                                                           151,600           241,363
Malayan Banking Bhd                                                    183,355           487,338
Malaysia International Shipping Corp. Bhd                               56,000           176,842
Maxis Communications Bhd                                               135,300           313,326
Nestle Malaysia Bhd                                                      6,000            34,737
Petronas Gas Bhd                                                        71,000           127,053
Proton Holdings Bhd (a)                                                 87,300           183,789
Public Bank Bhd                                                        317,188           504,996
Resorts World Bhd                                                       74,000           174,289
Sime Darby Bhd                                                         286,700           418,733
Tanjong Plc                                                             35,000           115,132
Telekom Malaysia Bhd                                                   118,700           321,739
Tenaga Nasional Bhd                                                     98,560           261,962
YTL Corp. Bhd                                                          145,860           180,406
YTL e-Solutions Bhd (a)                                                517,000            29,387
------------------------------------------------------------------------------------------------
                                                                                    $  5,267,509
------------------------------------------------------------------------------------------------

Mauritius --  1.0%
------------------------------------------------------------------------------------------------
Air Mauritius Ltd. (a)                                                  83,400      $     59,107
Ireland Blyth Ltd.                                                      64,209            63,708
Mauritius Commercial Bank                                              248,595           312,726
Mon Tresor & Mon Desert Ltd.                                            23,449            50,272
New Mauritius Hotels Ltd. (a)                                           65,400           114,485
Rogers & Co. Ltd.                                                       48,555           215,074
Shell Mauritius Ltd.                                                    22,000            57,300
State Bank of Mauritius Ltd.                                           641,899           529,987
Sun Resorts Ltd.                                                        45,730            74,704
United Basalt Products Ltd.                                             85,125           145,394
------------------------------------------------------------------------------------------------
                                                                                    $  1,622,757
------------------------------------------------------------------------------------------------

Mexico -- 6.7%
------------------------------------------------------------------------------------------------
Alfa SA de CV                                                          290,572      $    977,559
America Movil SA de CV                                                 583,180         1,059,362
America Telecom SA de CV (a)                                            95,649           184,116
Carso Global Telecom SA de CV (a)                                      160,800           234,236
Cemex SA de CV                                                         397,106         2,296,969
Coca-Cola Femsa SA de CV                                                19,000            41,763
Fomento Economico Mexicano SA de CV                                     97,800           446,473
Grupo Bimbo SA de CV                                                   141,527           298,811
Grupo Carso SA de CV (a)                                               191,000           781,687
Grupo Financiero Inbursa SA                                            383,694           548,942
Grupo Iusacell SA de CV                                                 96,250           118,925
Grupo Mexico SA de CV (a)                                               40,000           124,859
Grupo Televisa SA                                                      172,000           387,757
Hylsamex SA de CV (a)                                                   98,769           143,019
Kimberly-Clark de Mexico SA de CV                                      121,570           330,989
Telefonos de Mexico SA de CV (Telmex)                                  998,180         1,658,296
TV Azteca SA                                                            69,090            37,142
US Commercial Corp. SA de CV (a)                                       128,000            66,592
Wal-Mart de Mexico SA de CV                                            364,816         1,081,827
------------------------------------------------------------------------------------------------
                                                                                    $ 10,819,324
------------------------------------------------------------------------------------------------

Morocco -- 1.8%
------------------------------------------------------------------------------------------------
Banque Commerciale du Maroc                                              3,980      $    414,597
Banque Marocaine du Commerce Exterieur (BMCE)                            6,620           334,532
Ciments du Maroc                                                         1,365           220,474
CTM                                                                      1,560            49,011
Holcim Maroc SA                                                          2,082           283,793
Lesieur Cristal SA                                                         754           127,509
ONA SA                                                                   8,174           830,652
Samir                                                                    6,247           221,948
Societe des Brasseries du Maroc (a)                                      1,640           272,615
Wafabank (a)                                                             2,319           212,017
------------------------------------------------------------------------------------------------
                                                                                    $  2,967,148
------------------------------------------------------------------------------------------------

Peru -- 1.6%
------------------------------------------------------------------------------------------------
Cementos Lima SA                                                         4,981      $     81,998
Cia de Minas Buenaventura SA                                            41,440           906,966
Cia de Minas Buenaventura SA (ADR)                                      36,649           809,943
Credicorp Ltd.                                                          52,600           683,800
Ferreyros SA                                                            21,268             8,268
Grana y Montero SA                                                     100,000            13,823
Union de Cervecerias Backus y Johnston SAA                             465,255           146,041
------------------------------------------------------------------------------------------------
                                                                                    $  2,650,839
------------------------------------------------------------------------------------------------

Philippines -- 3.6%
------------------------------------------------------------------------------------------------
Ayala Corp.                                                          2,092,800      $    212,429
Ayala Land, Inc.                                                     1,374,840           142,001
Bank of the Philippine Islands                                         441,720           338,242
Benpres Holdings Corp.                                              10,450,000           109,794
Filinvest Land, Inc. (a)                                            10,307,550           187,226
Manila Electric Co. (a)                                                394,286           210,642
Metropolitan Bank & Trust Co.                                          728,875           350,452
Petron Corp.                                                         7,477,423           406,128
Philippine Long Distance Telephone Co. (a)                             114,060         2,335,838
San Miguel Corp. (Class "B" Shares)                                    964,000         1,261,758
SM Prime Holdings, Inc.                                              2,749,000           298,618
------------------------------------------------------------------------------------------------
                                                                                    $  5,853,128
------------------------------------------------------------------------------------------------

Poland -- 3.7%
------------------------------------------------------------------------------------------------
Agora SA (a)                                                            21,510      $    277,522
Bank BPH                                                                 3,226           366,045
Bank Millennium SA (a)                                                 196,243           151,810
Bank Pekao SA (a)                                                       36,600         1,222,607
Bank Zachodni WBK SA (a)                                                 7,350           172,562
ComputerLand SA (a)                                                     10,172           327,410
KGHM Polska Miedz SA (a)                                                36,290           276,806
KGHM Polska Miedz SA (GDR) (a)                                          11,300           172,384
Orbis SA                                                                60,680           393,909
Polski Koncern Naftowy Orlen SA                                        122,225           985,179
Prokom Software SA (a)                                                  13,781           633,678
Telekomunikacja Polska SA (GDR)                                        169,000           699,390
Telekomunikacja Polska SA (GDR) (144A)                                  76,100           314,932
------------------------------------------------------------------------------------------------
                                                                                    $  5,994,234
------------------------------------------------------------------------------------------------

Russia -- 5.4%
------------------------------------------------------------------------------------------------
Irkutskenergo (ADR)                                                     11,500      $    105,225
LUKOIL (ADR)                                                            16,050         1,677,225
Magadanenergo (a)                                                    1,000,000            26,500
Mosenergo (ADR)                                                         12,900            98,685
OAO Gazprom (f)                                                      1,332,300         2,787,478
Samson (a)                                                              86,191            11,205
Sberbank RF                                                                500           202,500
Surgutneftegaz (ADR)                                                    23,700           774,990
Surgutneftegaz (ADR) (PFD Shares)                                       24,500         1,053,500
Unified Energy System (GDR)                                             21,300           562,320
United Heavy Machinery Uralmash-Izhora Group (a)                         5,800            41,325
United Heavy Machinery Uralmash-Izhora Group (ADR) (144A) (a)           37,600           263,200
VimpelCom (ADR) (a)                                                      6,500           626,925
Wimm-Bill-Dann Foods OJSC (ADR) (a)                                      4,000            55,800
YUKOS (ADR)                                                             13,245           421,191
------------------------------------------------------------------------------------------------
                                                                                    $  8,708,069
------------------------------------------------------------------------------------------------

South Africa -- 7.9%
------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                         33,490      $    274,939
Alexander Forbes Ltd.                                                  132,100           216,685
Anglo American Plc                                                      45,204           924,855
AngloGold Ashanti Ltd.                                                  12,562           409,462
AngloGold Ashanti Ltd. (ADR)                                            20,619           663,107
Barloworld Ltd.                                                         40,000           429,152
BidBEE Ltd. (a)                                                          5,662            33,951
Bidvest Group Ltd.                                                      32,037           270,746
Business Connection Group Ltd.                                          19,400            10,930
FirstRand Ltd.                                                         357,560           586,508
Foschini Ltd.                                                           27,423            96,674
Gold Fields Ltd.                                                        40,180           422,416
Impala Platinum Holdings Ltd.                                            8,261           626,332
JD Group Ltd.                                                           14,214            97,929
Johnnic Holdings Ltd. (a)                                                  200               470
Metro Cash & Carry Ltd.                                                773,240           293,750
MTN Group Ltd.                                                         229,880         1,054,623
Naspers Ltd.                                                            31,868           235,204
Nedcor Ltd.                                                             22,183           220,321
Pick'n Pay Stores Ltd.                                                 104,260           293,870
Remgro Ltd.                                                             82,705           985,178
Sanlam Ltd.                                                            304,100           430,775
Sappi Ltd.                                                              23,820           363,114
Sasol Ltd.                                                              91,536         1,416,010
Shoprite Holdings Ltd.                                                 126,153           190,887
Standard Bank Group Ltd.                                               156,960         1,086,447
Steinhoff International Holdings Ltd.                                      700               941
Tiger Brands Ltd. (a)                                                   64,600           915,095
Tradehold Ltd. (a)                                                      29,862            11,056
Woolworths Holdings Ltd.                                               111,296           127,200
------------------------------------------------------------------------------------------------
                                                                                    $ 12,688,627
------------------------------------------------------------------------------------------------

South Korea -- 6.4%
------------------------------------------------------------------------------------------------
Hana Bank                                                               18,580      $    392,343
Hite Brewery Co., Ltd.                                                   1,950           138,382
Hynix Semiconductor, Inc.                                               24,070           263,510
Hyundai Motor Co.                                                       17,770           683,580
Kangwon Land, Inc.                                                      36,658           406,077
Kookmin Bank (ADR)                                                      18,084           567,476
Korea Electric Power Corp.                                              17,130           275,740
Korean Air Lines Co., Ltd.(a)                                            8,086           104,967
KT Corp.                                                                 3,700           123,760
KT&G Corp.                                                              27,980           646,531
LG Card Co. Ltd.                                                           760             6,051
LG Chem Ltd. (GDR) (144A) (a)                                            4,620           156,332
LG Corp.                                                                   155             2,280
LG Electronics, Inc.                                                     9,019           427,729
POSCO                                                                    8,290         1,068,983
Samsung Corp.                                                           25,930           316,411
Samsung Electronics Co. Ltd.                                             6,488         2,678,300
Samsung Fire & Marine Insurance Co. Ltd.                                 7,734           494,628
Samsung Securities Co. Ltd.                                                 70             1,148
Shinhan Financial Group Co. Ltd.                                        22,630           329,021
Shinsegae Co. Ltd.                                                       1,300           312,765
SK Telecom Co. Ltd.                                                      1,480           243,358
SK Telecom Co. Ltd. (ADR)                                               26,341           552,898
Trigem Computer, Inc. (a)                                               35,083            98,524
------------------------------------------------------------------------------------------------
                                                                                    $ 10,290,794
------------------------------------------------------------------------------------------------

Taiwan -- 2.6%
------------------------------------------------------------------------------------------------
Acer, Inc. (GDR)                                                        18,811      $    132,247
Asia Cement Corp. (GDR) (144A)                                           9,450            52,812
AU Optronics Corp. (ADR)                                                16,758           273,826
China Steel Corp. (GDR)                                                 17,536           329,326
Evergreen Marine Corp. (GDR)                                            55,742           470,591
Fubon Financial Holding Co. Ltd. (GDR)                                  55,400           482,528
Hon Hai Precision Industry Co., Ltd. (GDR)                              64,580           484,350
Macronix International Co., Ltd. (ADR) (a)                              19,113            59,441
Synnex Technology International Corp. (GDR)                             67,023           434,336
Teco Electric and Machinery Co. Ltd. (GDR)                                  42               136
United Microelectronics Corp. (ADR) (a)                                187,841           809,595
Walsin Lihwa Corp. (GDR)                                               100,203           428,368
Yageo Corp. (GDR) (a)                                                   19,820            48,559
Yang Ming Marine Transport (GDR) (a)                                    24,900           229,458
------------------------------------------------------------------------------------------------
                                                                                    $  4,235,573
------------------------------------------------------------------------------------------------

Thailand -- 2.4%
------------------------------------------------------------------------------------------------
Advanced Info Service Pcl (c)                                          128,900      $    286,900
Bangkok Bank Pcl (a)                                                   112,500           258,652
Bangkok Bank Pcl (a)(c)                                                113,300           272,962
Bank of Ayudhya Pcl (a)(c)                                             196,400            60,046
Banpu Pcl (c)                                                           33,000           107,350
BEC World Pcl (c)                                                      344,200           151,537
Delta Electronics (Thailand) Pcl (c)                                   282,270           160,173
Electricity Generating Pcl                                              50,500            83,374
Hana Microelectronic Pcl (c)                                           119,000            72,765
Kasikornbank Pcl (a)(c)                                                254,600           323,815
National Finance Pcl (c)                                               123,300            44,332
PTT Exploration & Production Pcl (c)                                    58,600           397,021
PTT Pcl (c)                                                            120,300           459,073
Ratchaburi Electricity Generating Holding Pcl (c)                      100,200            90,679
Saha-Union Pcl (c)                                                      98,700            49,972
Shin Corp. Pcl (c)                                                     130,156           116,197
Siam Cement Pcl                                                         88,600           502,757
Siam City Cement Pcl (c)                                                24,100           124,965
Siam Commercial Bank Pcl (c)                                            51,600            58,371
Thai Military Bank Pcl (a)(c)                                          589,100            53,024
Thai Petrochemical Industry Pcl (a)(c)                                 653,100           149,358
True Corp. Pcl (a)(c)                                                  159,968            22,693
------------------------------------------------------------------------------------------------
                                                                                    $  3,846,016
------------------------------------------------------------------------------------------------

Turkey -- 3.5%
------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS (a)                  18,721,037      $     81,368
Akbank TAS                                                         178,016,170           653,765
Aktas Electric (a)(b)                                                  280,000                --
Anadolu Efes Biracilik ve Malt Sanayii AS                           41,576,042           484,680
Arcelik AS (a)                                                      61,583,060           305,011
Eregli Demir ve Celik Fabrikalari TAS                              146,993,481           373,922
Haci Omer Sabanci Holding AS                                       210,158,349           623,112
KOC Holding AS                                                     108,633,740           490,462
Migros Turk TAS                                                     42,464,070           206,025
Nortel Networks Netas Telekomunikasyon AS (a)                        1,764,000            31,203
Trakya CAM Sanayii AS                                               60,699,550           139,069
Tupras Turkiye Petrol Rafine AS                                     17,441,000           114,589
Turk Hava Yollari Aninum Ortakligi (THY) AS (a)                     16,448,526            81,467
Turkcell Iletisim Hizmet AS                                         67,753,360           835,503
Turkcell Iletisim Hizmet AS (ADR)                                        8,749           268,594
Turkiye Garanti Bankasi AS (a)                                     110,970,457           330,892
Turkiye Is Bankasi                                                  80,891,201           294,348
Vestel Elektronik Sanayi va Ticaret AS (a)                          15,295,000            46,895
Yapi ve Kredi Bankasi (a)                                           95,811,000           229,197
------------------------------------------------------------------------------------------------
                                                                                    $  5,590,102
------------------------------------------------------------------------------------------------

Venezuela -- 0.8%
------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela - CANTV (ADR)               65,152      $  1,312,813
------------------------------------------------------------------------------------------------
                                                                                    $  1,312,813
------------------------------------------------------------------------------------------------

Zimbabwe -- 0.3%
------------------------------------------------------------------------------------------------
Ariston Holdings Ltd. (a)                                              597,393      $     44,123
Barclays Bank Zimbabwe                                                 675,245            27,778
Dawn Properties Unit                                                       123               807
Delta Corp. Ltd.                                                       807,488            61,906
Econet Wireless Holdings Ltd.                                          937,800            25,427
Meikles Africa Ltd.                                                     60,013            56,108
NMBZ Holdings Ltd.                                                     994,355            11,156
OK Zimbabwe                                                          1,059,353             5,943
Old Mutual PLC                                                          80,448           139,897
Pelhams Ltd. (a)                                                        86,835               211
Wankie Colliery Co. Ltd. (a)                                           693,000            42,762
Zimbabwe Sun Ltd. (a)                                                  123,277               599
------------------------------------------------------------------------------------------------
                                                                                    $    416,717
------------------------------------------------------------------------------------------------

Total Common Stocks
  (cost $86,768,091)                                                                $136,696,654
------------------------------------------------------------------------------------------------

Preferred Stocks -- 3.8%

Security                                                               Shares           Value
------------------------------------------------------------------------------------------------

Brazil -- 3.7%
------------------------------------------------------------------------------------------------
Banco Bradesco SA                                                       11,440      $    522,686
Banco Itau Holding Financeira SA                                     8,120,000           755,105
Bombril Cirio SA                                                    54,000,000            66,955
Brasil Telecom Participacoes SA                                     22,900,000           139,825
Cia de Bebidas das Americas                                          5,462,655         1,086,552
Cia Vale do Rio Doce                                                    22,900           891,377
Empresa Brasileira de Aeronautica SA                                   166,651         1,186,521
Investimentos Itau SA                                                  682,925           793,842
Lojas Americanas SA                                                 24,835,940           210,909
Telecomunicacoes de Sao Paulo SA                                     1,086,432            15,828
Telesp Celular Participacoes SA                                    104,280,003           326,948
------------------------------------------------------------------------------------------------
                                                                                    $  5,996,548
------------------------------------------------------------------------------------------------

Russia -- 0.1%
------------------------------------------------------------------------------------------------
Central Telecommunications                                             500,000      $    122,500
------------------------------------------------------------------------------------------------
                                                                                    $    122,500
------------------------------------------------------------------------------------------------

Total Preferred Stocks
  (cost $4,341,836)                                                                 $  6,119,048
------------------------------------------------------------------------------------------------

Investment Funds -- 8.0%

Security                                                               Shares           Value
------------------------------------------------------------------------------------------------
Framlington Bulgaria Fund, Ltd. (d)                                     78,180      $     15,636
Genesis Chile Fund Ltd.                                                  3,400           187,425
India Fund, Inc.                                                        95,800         2,057,784
Korea Fund, Inc.                                                        26,900           507,065
Morgan Stanley India Investment Fund, Inc.                              23,786           479,288
Romanian Investment Fund                                                   615           210,023
Saudi Arabia Investment Fund Ltd.                                       65,800         1,904,910
Societe Generale Baltic Republic Fund (d)                               12,723           569,990
Societe Generale Romania Fund (d)                                        6,450           135,450
Taiwan Fund, Inc.                                                      172,735         1,951,906
Taiwan Greater China Fund                                              354,110         1,508,509
Thai Euro Fund Ltd. (B Shares)                                          63,900           926,550
Thailand International Fund                                                  7           115,150
UTI India IT Fund Ltd.                                                  22,300           337,845
Vietnam Enterprise Investments Ltd.                                  1,376,733         1,927,426
------------------------------------------------------------------------------------------------

Total Investment Funds
  (cost $8,916,213)                                                                 $ 12,834,957
------------------------------------------------------------------------------------------------

Rights(a) -- 0.0%

Security                                                               Shares           Value
------------------------------------------------------------------------------------------------

Eregli Demir ve Celik Fabrikalari TAS (Turkey)
expiring 7/13/04, exercise@TRL 2000                                 16,332,609      $     38,795

Kenya Commerical Bank (Kenya)
expiring 8/13/04, exercise@KES 49 (b)                                   82,940                --
------------------------------------------------------------------------------------------------

Total Rights
  (cost $0)                                                                         $     38,795
------------------------------------------------------------------------------------------------

Warrants(a) -- 1.1%

Security                                                               Shares           Value
------------------------------------------------------------------------------------------------

Bank of Ayudhya Pcl (Thailand) (c)
expiring 9/3/08, strike THB 12.00                                       78,560      $      7,917

Bidvest Group Ltd. (South Africa)
expiring 12/8/06, strike ZAR 6,000.00                                    2,264             2,114

J.P. Morgan International Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd. (India)) (144A) expiring 1/28/05,
strike INR .0001                                                           590            72,927

J.P. Morgan International Derivatives Ltd. Call Warrant
(Taiwan Semiconductor Company Ltd. (Taiwan)) (144A) expiring
3/24/05, strike, TWD .000081                                           754,200         1,333,576

Land and Houses Pcl (Thailand) (c)
expiring 9/2/08, strike THB 2.345                                    2,072,000           362,353
------------------------------------------------------------------------------------------------

Total Warrants
  (cost $998,852)                                                                   $  1,778,887
------------------------------------------------------------------------------------------------

Total Long-Term Investments -- 97.9%
  (cost $101,024,992)                                                               $157,468,341
------------------------------------------------------------------------------------------------

Short-Term Investment -- 2.1%

                                                                      Principal
Security                                                              Amount (000)     Value
------------------------------------------------------------------------------------------------

Repurchase Agreement
------------------------------------------------------------------------------------------------

State Street Bank & Trust Corp. Repurchase Agreement, dated
6/30/04, 0.80%,
due 7/1/04 (e) (cost $3,346,000)                                      $  3,346      $  3,346,000
------------------------------------------------------------------------------------------------

Total Investments -- 100.0%
  (cost $104,370,992)                                                               $160,814,341
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                                              $    (62,277)
------------------------------------------------------------------------------------------------

Net Assets -- 100%                                                                  $160,752,064
------------------------------------------------------------------------------------------------

(ADR) - American Depositary Receipt.
(GDR) - Global Depository Receipt.
(144A) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(a)  Non-income producing security.
(b)  Indicates a fair valued security.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d)  Investment fund is in the process of being liquidated.
(e)  Repurchase price of $3,346,074. Collateralized by $3,258,000
     Freddie Mac 2.00% due 2/26/06 and $88,000 Fannie Mae 2.00% due 1/15/2006. The aggregate market value, including accrued interest, of the collateral was $3,417,323.
(f) Represent financial contracts with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.

Industry Classification as of June 30, 2004.

SECTOR                          % OF NET ASSETS           MARKET VALUE
Financials                           17.6%                $28,242,463
Communications                       14.7%                 23,688,565
Energy                               11.6%                 18,609,568
Consumer, Non-cyclical               11.4%                 18,374,912
Basic Materials                       9.2%                 14,835,793
Industrials                           8.9%                 14,346,143
Mutual Funds                          8.0%                 12,834,957
Consumer, Cyclical                    6.0%                  9,590,294
Diversified                           5.2%                  8,407,282
Utilities                             2.8%                  4,456,832
Technology                            2.5%                  4,081,532
Repurchase Agreement                  2.1%                  3,346,000

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

Statement of Assets and Liabilities

As of June 30, 2004

Assets
---------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $104,370,992)                                    $160,814,341
Cash                                                                        1,034
Foreign currency, at value (identified cost $380,808)                     363,269
Interest and dividends receivable                                         431,238
Receivable for capital stock sold                                          57,980
Taxes reclaim receivable                                                   20,695
Receivable for investment securities sold                                  12,250
---------------------------------------------------------------------------------
Total assets                                                         $161,700,807
---------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------
Payable for investment securities purchased                          $    293,249
Payable for capital stock redeemed                                         64,811
Accrued capital gains taxes                                               572,517
Other liabilities                                                          18,166
---------------------------------------------------------------------------------
Total liabilities                                                    $    948,743
---------------------------------------------------------------------------------
Net Assets                                                           $160,752,064
---------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------
Paid-in capital                                                      $135,417,253
Distributions in excess of net investment income                       (1,875,834)
Accumulated net realized loss on investment transactions              (28,640,761)
Net unrealized appreciation of investments and foreign currencies      55,851,406
---------------------------------------------------------------------------------

Total                                                                $160,752,064
---------------------------------------------------------------------------------

Institutional Shares
---------------------------------------------------------------------------------
Net Assets                                                           $160,752,064
Shares Outstanding                                                      9,269,580
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)                 $  17.34
---------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

Statement of Operations

For the Year Ended
June 30, 2004

Investment Income
----------------------------------------------------------------------------------
Dividends (net of foreign taxes, $398,262)                           $   3,955,044
Interest and other                                                          23,291
----------------------------------------------------------------------------------
Total income                                                         $   3,978,335
----------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------
Management fee                                                       $     681,305
Administration fee                                                         756,499
Trustees' fees and expenses                                                  6,887
Interest expense                                                             1,901
----------------------------------------------------------------------------------

Total expenses                                                       $   1,446,592
----------------------------------------------------------------------------------

Net investment income                                                $   2,531,743
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                            $     835,666
  Foreign currency transactions                                           (121,423)
----------------------------------------------------------------------------------
Net realized gain                                                    $     714,243
----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                        $  42,424,212
  Foreign currencies                                                         6,537
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $  42,430,749
----------------------------------------------------------------------------------

Net realized and unrealized gain                                     $  43,144,992
----------------------------------------------------------------------------------

Net increase in net assets from operations                           $  45,676,735
----------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

Statements of Changes in Net Assets

Increase (Decrease)                                          Year Ended            Year Ended
in Net Assets                                                June 30, 2004         June 30, 2003
-----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $  2,531,743          $  2,188,947
  Net realized gain (loss) on investment and foreign
    currency transactions                                         714,243               743,902
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currencies                                                 42,430,749            14,316,735
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                              $  45,676,735         $  17,249,584
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --

    Net investment income                                   $  (6,945,881)        $  (1,000,443)
-----------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                              $  25,638,816         $  23,682,081
  Net asset value of shares issued as reinvestment
    of dividends                                                6,135,706               831,278
  Cost of shares redeemed                                     (24,990,402)          (12,865,366
  Fund purchase and redemption fees (Note 1)                      415,434               270,383
-----------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                              $   7,199,554         $  11,918,376
-----------------------------------------------------------------------------------------------
Net increase in net assets                                  $  45,930,408         $  28,167,517
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                                        $ 114,821,656         $  86,654,139
-----------------------------------------------------------------------------------------------
At end of year                                              $ 160,752,064         $ 114,821,656
-----------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment
  income included in net assets at end of year              $  (1,875,834)        $     763,239
-----------------------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                           Year Ended June 30,
                                     ------------------------------------------------------------------
                                         2004        2003            2002         2001          2000
------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of year $   13.09     $  11.24        $ 11.29       $ 14.14       $ 13.25
------------------------------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------------------------------
Net investment income(a)             $    0.27     $   0.26        $  0.22       $  0.15       $  0.09
Net realized and unrealized
gain (loss)                               4.68         1.68          (0.09)        (2.73)         0.89
------------------------------------------------------------------------------------------------------
Total income from operations         $    4.95     $   1.94        $  0.13       $ (2.58)      $  0.98
------------------------------------------------------------------------------------------------------

Less distributions to shareholders
------------------------------------------------------------------------------------------------------
From net investment income           $   (0.75)    $  (0.12)       $ (0.21)      $ (0.30)      $ (0.12)
------------------------------------------------------------------------------------------------------
Fund purchase and redemption
fee added to paid-in capital(a)      $    0.05     $   0.03        $  0.03       $  0.03       $  0.03
------------------------------------------------------------------------------------------------------
Net asset value -- end of year       $   17.34     $  13.09        $ 11.24       $ 11.29       $ 14.14
------------------------------------------------------------------------------------------------------
Total Return(b)                          38.49%       17.71%          1.46%       (18.01)%        7.55%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
omitted)                             $ 160,752     $114,822        $86,654       $74,197       $86,973
Ratio of total expenses to
average net assets                        0.95%        1.01%(c)       1.07%(c)      1.01%(d)      1.00%(d)
Ratio of net investment income
to average net assets                     1.67%        2.33%          1.99%         1.27%         0.64%
Portfolio Turnover                          12%          17%            32%           43%           24%
------------------------------------------------------------------------------------------------------
(a) Per share amounts based on average number of shares outstanding during the year.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.
(d) Ratio of expenses to average net assets excluding tax and interest expense is 0.95%.

                                  See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
--------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a newly organized series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders by investing in equity securities of companies located in emerging market countries, which are those considered to be developing. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA
  Fund) prior to its reorganization (see Note 9). The investment objective and policies of the PIMCO PPA Fund were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates. At June 30, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $27,903,371, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 ($362,373), June 30, 2011 ($2,856,200), June 30, 2010 ($4,652,533),
  June 30, 2009 ($10,513,006), June 30, 2008 ($7,893,990) and June 30, 2007
  ($1,625,269). Additionally, at June 30, 2004, the Fund had net capital losses of $422,733 attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of the Fund's taxable year ended June 30, 2005.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At June 30, 2004, the Fund had an accrual for capital gains taxes of $572,517, of which $396,608 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were none for the year ended June 30, 2004.

  The Fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Purchase and Redemption Fees -- The Fund imposes a fee equal to 1% of the net asset value of shares purchased, exchanged or redeemed to defray the Fund's investment transaction costs. The fee is deducted from the amount invested or redeemed and is reflected by the Fund as an increase to paid-in capital. Shares acquired through the reinvestment of dividends and capital gains distributions and shares redeemed that were acquired prior to July 1, 1998 are not subject to the fee.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

  The tax character of the distributions declared for the years ended June 30, 2004 and June 30, 2003 was as follows:

                                        Year Ended June 30,
                                      ------------------------
                                        2004           2003
  --------------------------------------------------------------
  Distributions declared from:
  --------------------------------------------------------------
  Ordinary Income                      $6,945,881     $1,000,443
  --------------------------------------------------------------

  During the year ended June 30, 2004 distributions in excess of net investment income were decreased by $1,775,065, and accumulated net realized loss on investments was increased by $1,581,015 primarily due to differences between book and tax accounting for Passive Foreign Investment Companies. This change had no effect on the net assets or the net asset value per share.

  At June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                $  1,081,352
  ---------------------------------------------------------------------------
  Capital loss carryforward/post-October loss                  $(28,326,104)
  ---------------------------------------------------------------------------

  The temporary differences between book and tax basis distributable earnings (accumulated losses) are primarily due to Passive Foreign Investment Companies and wash sales.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class                   Year Ended June 30,
                                      ------------------------
                                        2004           2003
  --------------------------------------------------------------
  Sales                               1,610,085      2,114,621
  Reinvestments                         371,571         75,985
  Redemptions                        (1,483,457)    (1,126,798)

  --------------------------------------------------------------
  Net increase                          498,199      1,063,808
  --------------------------------------------------------------

  At June 30, 2004, one shareholder owned 18% of the Fund's shares outstanding.

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. Prior to February 6, 2004, the PIMCO PPA Fund paid an advisory fee to PIMCO Advisors Fund Management LLC (PIMCO Advisors) equal to the same annual rate. For the year ended June 30, 2004, the advisory fee amounted to $681,305, of which $295,404 was earned by EVM. Pursuant to a sub-advisory agreement, EVM (and PIMCO Advisors prior to February 6, 2004) pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers most third party expenses, excluding taxes, interest, extraordinary expenses and prior to February 6, 2004, Trustees' fees. Prior to February 6, 2004, the PIMCO PPA Fund paid an administration fee to PIMCO Advisors equal to the same annual rate. For the year ended June 30, 2004, the Fund paid $756,499 for administrative services of which $328,226 was earned by EVM.

  Effective February 6, 2004, EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees' of the Fund are officers of EVM or Parametric Portfolio Associates.

5 Investment Transactions
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $18,173,540 and $18,487,878, respectively, for the year ended
  June 30, 2004.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                              $ 107,642,988
  ---------------------------------------------------------------------------
  Gross unrealized appreciation                                $ 59,868,418
  Gross unrealized depreciation                                  (6,697,065)
  ---------------------------------------------------------------------------
  Net unrealized appreciation                                  $ 53,171,353
  ---------------------------------------------------------------------------
  The net unrealized depreciation on foreign currency was $19,426 at June 30, 2004.

7 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2004, there were no obligations outstanding under these financial instruments.

9 Reorganization
--------------------------------------------------------------------------------
  On February 6, 2004, the Fund acquired the net assets of the PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. Prior to this acquisition, the Fund had not yet commenced operations. The acquisition was accomplished by a tax-free exchange of shares of the Fund in an amount equal to the outstanding shares of the PIMCO PPA Fund.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Tax-Managed Emerging Markets
Fund:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund, a series of Eaton Vance Series Trust II (the "Fund"), successor to the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 1, 2004

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $2,343,640, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2004 ordinary income dividends, 0.67% qualifies for the corporate dividends received deduction.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $398,262 and recognized foreign source income of $4,306,325.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston,
Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton
Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee(s)

James B. Hawkes               Trustee        Since 1998     Chairman, President and Chief          197            Director of EVC
11/9/41                                                     Executive Officer of BMR,
                                                            EVC, EVM and EV; Director of
                                                            EV; Vice President and
                                                            Director of EVD. Trustee and/
                                                            or officer of 197 registered
                                                            investment companies in the
                                                            Eaton Vance Fund Complex. Mr.
                                                            Hawkes is an interested
                                                            person because of his
                                                            positions with BMR, EVM, EVC
                                                            and EV, which are affiliates
                                                            of the Trust.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D
Noninterested Trustee(s)

Samuel L. Hayes, III          Trustee        Since 1989     Jacob H. Schiff Professor of           197           Director of
2/23/35                                                     Investment Banking Emeritus,                         Tiffany & Co.
                                                            Harvard University Graduate                          (specialty
                                                            School of Business                                   retailer) and
                                                            Administration.                                      Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

William H. Park               Trustee        Since 2003     President and Chief Executive          194           None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since
                                                            2002). Executive Vice
                                                            President and Chief Financial
                                                            Officer, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee        Since 2003     Professor of Law, Georgetown           194           None
7/10/40                                                     University Law Center (since
                                                            1999). Tax Partner, Covington
                                                            & Burling, Washington, DC
                                                            (1991-2000).

Norton H. Reamer              Trustee        Since 1989     President, Chief Executive             197           None
9/21/35                                                     Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003). Formerly,
                                                            Chairman of the Board, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout                 Trustee        Since 2001     Professor of Law, University           197           None
9/14/57                                                     of California at Los Angeles
                                                            School of Law (since July
                                                            2001). Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

Michael W. Weilheimer        President       Since 2002(2)  Vice President of EVM and BMR. Officer of 11 registered investment
2/11/61                                                     companies managed by EVM or BMR.

Thomas P. Huggins               Vice         Since 2000     Vice President of EVM and BMR. Officer of 8 registered investment
3/7/66                       President                      copmpanies managed by EVM or BMR.

Cliff Quisenberry               Vice         Since 2003     Vice President and Global Portfolio Manager of Parametric Portfolio
1/1/65                       President                      Associates ("Parametric"). Officer of 2 registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 197 registered investment companies managed by EVM or BMR.

Bryan J. Doddy               Treasurer       Since 2003     Vice President of EVM and BMR. Previously Vice President and Tax
3/7/59                                                      Director of PFPC Inc. (2000-2003) and Director of Taxation for John
                                                            Hancock Advisers, Inc. (1997-2000). Officer of 4 registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge by calling 1-800-225-6265.

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

          SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

         ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & Trust Co.
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT
                                   PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                           Providence, RI 02940-9653
                                 (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                                125 High Street
                                Boston, MA 02110

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

2050-8/04                                                                TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") is a series of Eaton Vance Series Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 2 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The various Series comprising the Trust have differing fiscal year ends (June 30 and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series's principal accountant for the last two fiscal years of each Series.

FYE                      9/30/02        6/30/03*        9/30/03       6/30/04
-----------------------------------------------------------------------------
Audit Fee                $20,200        $12,673         $21,100       $40,375
-----------------------------------------------------------------------------
Audit Related Fees(1)    $0             $0              $0            $0
-----------------------------------------------------------------------------
Tax Fees(2)              $13,175        $1,102          $9,450        $12,500
-----------------------------------------------------------------------------
All Other Fees(3)        $0             $0              $0            $0
-----------------------------------------------------------------------------
Total                    $33,375        $13,775         $30,550       $52,875
-----------------------------------------------------------------------------

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* On February 6, 2004, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, a series of PIMCO Funds: Multi-Manager Series (the "PIMCO Fund"), merged into the Fund. The Fund was formed for the purpose of continuing the investment program of the PIMCO Fund.



(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PWC for the last two fiscal years of each Series.

Fiscal Years
Ended              9/30/02          66/30/03*         9/30/03           6/30/04
-------------------------------------------------------------------------------
Registrant(1)      $13,175          $1,102            $9,450            $12,500

Eaton Vance(2)     $0               $0                $0                $4,490


(1) Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

* On February 6, 2004, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, a series of PIMCO Funds: Multi-Manager Series (the "PIMCO Fund"), merged into the Fund. The Fund was formed for the purpose of continuing the investment program of the PIMCO Fund.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1) Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i) Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b) Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance SeriesTrust II (On behalf of Eaton Vance Tax-Managed Emerging Markets Fund)


By:       /s/ Michael W. Weilheimer
         -----------------------------
         Michael W. Weilheimer
         President


Date:    September 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Bryan J. Doddy
         -----------------------------
         Bryan J. Doddy
         Treasurer


Date:    September 2, 2004


By:          /s/ Micheal W. Weilheimer
         -----------------------------
         Micheal W. Weilheimer
         President


Date:    September 2, 2004